Intangible Assets, Net	12 Months Ended
Dec. 31, 2020
Intangible Assets, Net
Intangible Assets, Net

8. Intangible Assets, Net

Intangible assets are comprised of the following:

	As of December 31,
	2019	2020	2020
	RMB	RMB	USD
Customer contracts	67,687,278	63,308,495	9,702,451
Software	37,670,816	37,763,932	5,787,576
License	942,481	942,481	144,442
Less: accumulated amortization	76,752,418	80,918,992	12,401,378
Intangible assets subject to amortization	29,548,157	21,095,916	3,233,091
License with indefinite life	11,733,541	11,733,541	1,798,244
Foreign currency translation adjustment	(3,031,219)	1,347,564	206,523
Intangible assets, net	38,250,479	34,177,021	5,237,858

Insurance Brokerage Licenses included in the intangible assets are assessed as indefinite life and are not subject to amortization. Amortization expense related to other intangible asset was   RMB22,872,976, RMB5,442,158 and RMB4,166,574 for the years ended December 31, 2018, 2019 and 2020, respectively.

The Group expects to record amortization expense of RMB3,711,963,  RMB3,711,963, RMB3,711,963, RMB3,711,963, RMB3,711,963 for the years ending December 31, 2021, 2022, 2023, 2024 and 2025, respectively.